Description of the Plan	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Description of the Plan
Description of the Plan

1. Description of the Plan

The following description of the Simon Property Group and Adopting Entities Matching Savings Plan (the Plan) provides general information about the Plan’s provisions. Simon Property Group, L.P. and affiliated companies (the Employer or the Company) is the plan sponsor. Participants should refer to the plan document for a more complete description of the Plan’s provisions, copies of which may be obtained from the plan sponsor. Simon Property Group, Inc. (SPG), a publicly traded real estate investment trust (REIT), owned a controlling 85.4% and 86.5% of Simon Property Group, L.P. at December 31, 2025 and 2024, respectively.

General

The Plan is a defined contribution plan covering substantially all employees of the Company who have at least 60 days of service and are age 21 or older.

The Plan Administrative Committee is responsible for the general administration of the Plan. Fidelity Management Trust Company is the trustee and record-keeper of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Employee Contributions

For purposes of making contributions to the Plan, employees become eligible on the first day of the month coincident with or following completion of 60 days of active employment and upon reaching age 21. Each year, participants may contribute from 1% to 50% of their before-tax compensation, as defined in the Plan. If automatically enrolled, a participant’s deferral is set at 3% of his or her eligible compensation and will increase 1% annually, with a maximum automatic contribution of 10% of eligible compensation, unless changed by the participant. Contributions are subject to maximum limitations, as defined in the Internal Revenue Code (the Code).

Employer Contributions

For the purpose of receiving the employer match and any discretionary employer contribution, an employee becomes eligible on the first day of the month coincident with or following completion of one year of eligible service (at least 1,000 hours of employment) and upon reaching age 21. The Employer currently matches 100% of eligible participants’ first 3% elected salary deductions and 50% of the participants’ next 2% elected salary deductions. In addition, the employer made discretionary profit-sharing contributions, net of forfeitures, which totaled $2,874,044 and $2,736,661 during 2025 and 2024, respectively. The discretionary contributions applied to all eligible employees, as defined. As of December 31, 2025 and 2024, unallocated participant forfeitures totaled $161,849 and $116,982, respectively, and are used to reduce future employer contributions. Forfeitures used to reduce employer contributions during 2025 were $170,222.

Participant Accounts

Each participant’s account is credited for participant contributions and allocations of the Employer’s contributions and the Plan’s earnings. Investment earnings are allocated proportionately among all participants’ accounts in an amount that bears the same ratio of their account balances to the total fund balance. The benefit to which a participant is entitled is the benefit that can be provided from the participants’ vested accounts.

Participant Loans

All employees that participate in the Plan can borrow from their accounts in accordance with the provisions of the Plan. The participant pays interest on the loan based on market interest rates at the date of the loan. This interest is credited to the participant’s account balance. Both the maximum amounts available and repayment terms for such borrowings are restricted under provisions of the Plan.

Vesting

Participants’ contributions and related investment earnings become vested at the time they are credited to the participants’ accounts. In addition, employees vest immediately in employer-matching contributions.

Discretionary profit-sharing contributions vest according to the following schedule:

Years of Vesting Service	Percentage Vested and Non-forfeitable
Less than 2	—%

2	20

3	40

4	60

5	80

6 or more	100

Payment of Benefits

Upon separation from service with the Company due to death, disability, retirement or termination, a participant, or their beneficiary whose vested account balance exceeds $5,000 may elect to receive either a lump sum or may elect installment payments. A participant whose vested account balance is $5,000 or less and has not commenced receiving installment payments will automatically receive an immediate lump-sum distribution equal to his or her vested account balance.

In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (IRS), and a participant must exhaust all available distributions prior to requesting a hardship withdrawal.

Administrative Expenses

All administrative expenses are paid by the Plan with the exception of legal expenses which are paid by the Company.

Company Stock Fund

The Plan invests in common stock of SPG through its Simon Property Group Stock Fund (the Company Stock Fund). The Company Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund.

Each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account and is notified by the Company prior to the time that such rights may be exercised. The trustee votes any allocated shares for which timely instructions have not been given by a participant and any unallocated shares in the same proportion as it votes those shares for which it has received timely voting instructions from participants. Participants have the same voting rights in the event of a tender or exchange offer.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan terminates, participants will become 100% vested in their accounts.